Fair value measurements - Recurring fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of fair value measurement of assets [line items]
Assets	$ 377,348	$ 324,943	$ 321,246
Recurring fair value measurements | Current investments
Disclosure of fair value measurement of assets [line items]
Assets	9,475	16,604
Recurring fair value measurements | Current investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	5,101	7,537
Recurring fair value measurements | Current investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	2,110	6,437
Recurring fair value measurements | Current investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	2,264	2,630
Recurring fair value measurements | Public equities and share purchase warrants
Disclosure of fair value measurement of assets [line items]
Assets	6,751	10,520
Recurring fair value measurements | Public equities and share purchase warrants | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	5,101	7,537
Recurring fair value measurements | Public equities and share purchase warrants | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	1,379	2,983
Recurring fair value measurements | Public equities and share purchase warrants | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	271	0
Recurring fair value measurements | Fixed income securities
Disclosure of fair value measurement of assets [line items]
Assets	731	4,220
Recurring fair value measurements | Fixed income securities | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Fixed income securities | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	731	3,454
Recurring fair value measurements | Fixed income securities | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	766
Recurring fair value measurements | Private holdings
Disclosure of fair value measurement of assets [line items]
Assets	1,993	1,864
Recurring fair value measurements | Private holdings | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Private holdings | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Private holdings | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	1,993	1,864
Recurring fair value measurements | Total Co-investments
Disclosure of fair value measurement of assets [line items]
Assets	82,467	55,595
Recurring fair value measurements | Total Co-investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Total Co-investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	76,026	51,065
Recurring fair value measurements | Total Co-investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	6,441	4,530
Recurring fair value measurements | Co-investments in funds
Disclosure of fair value measurement of assets [line items]
Assets	82,467	55,595
Recurring fair value measurements | Co-investments in funds | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Co-investments in funds | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	76,026	51,065
Recurring fair value measurements | Co-investments in funds | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	6,441	4,530
Recurring fair value measurements | Total Other assets
Disclosure of fair value measurement of assets [line items]
Assets	11,518	18,913
Recurring fair value measurements | Total Other assets | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Total Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Total Other assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	11,518	18,913
Recurring fair value measurements | Digital gold strategies
Disclosure of fair value measurement of assets [line items]
Assets	11,518	18,913
Recurring fair value measurements | Digital gold strategies | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Digital gold strategies | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Digital gold strategies | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 11,518	$ 18,913